Income Taxes (Details 3) - Southland Holdings Llc [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Federal net operating loss carryforwards	$ 23,041,000	$ 20,956,000
Deferred compensation	2,032,000	2,512,000
Lease liability	3,754,000	5,218,000
Income from surety	5,861,000	24,993,000
Other	1,435,000	1,793,000
Total deferred tax assets	36,123,000	55,472,000
Valuation allowance	(23,111,000)	(41,817,000)
Deferred tax liabilities:
Property and equipment	(6,575,000)	(5,606,000)
Passthrough income / joint ventures	(2,945,000)	(2,815,000)
ROU asset	(3,875,000)	(5,343,000)
Intangible assets and other	(5,579,000)	(6,125,000)
Total deferred tax liabilities	(18,974)	(19,889)
Net deferred tax liabilities	$ (5,962)	$ (6,234)